CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Millions, except Share data in Thousands	Total	Common Stock and Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)
Balances at Sep. 24, 2011	$ 76,615	$ 13,331	$ 62,841	$ 443
Balances (in shares) at Sep. 24, 2011		6,504,937
Net income	41,733	0	41,733	0
Other comprehensive income/(loss)	56	0	0	56
Dividends and dividend equivalents declared	(2,523)	0	(2,523)	0
Share-based compensation	1,740	1,740	0	0
Common stock issued, net of shares withheld for employee taxes (in shares)		69,521
Common stock issued, net of shares withheld for employee taxes	(562)	200	(762)	0
Tax benefit from equity awards, including transfer pricing adjustments	1,151	1,151	0	0
Balances at Sep. 29, 2012	118,210	16,422	101,289	499
Balances (in shares) at Sep. 29, 2012		6,574,458
Net income	37,037	0	37,037	0
Other comprehensive income/(loss)	(970)	0	0	(970)
Dividends and dividend equivalents declared	(10,676)	0	(10,676)	0
Repurchase of common stock (in shares)		(328,837)
Repurchase of common stock	(22,950)	0	(22,950)	0
Share-based compensation	2,253	2,253	0	0
Common stock issued, net of shares withheld for employee taxes (in shares)		48,873
Common stock issued, net of shares withheld for employee taxes	(587)	(143)	(444)	0
Tax benefit from equity awards, including transfer pricing adjustments	1,232	1,232	0	0
Balances at Sep. 28, 2013	123,549	19,764	104,256	(471)
Balances (in shares) at Sep. 28, 2013	6,294,494	6,294,494
Net income	39,510	0	39,510	0
Other comprehensive income/(loss)	1,553	0	0	1,553
Dividends and dividend equivalents declared	(11,215)	0	(11,215)	0
Repurchase of common stock (in shares)		(488,677)
Repurchase of common stock	(45,000)	0	(45,000)	0
Share-based compensation	2,863	2,863	0	0
Common stock issued, net of shares withheld for employee taxes (in shares)		60,344
Common stock issued, net of shares withheld for employee taxes	(448)	(49)	(399)	0
Tax benefit from equity awards, including transfer pricing adjustments	735	735	0	0
Balances at Sep. 27, 2014	$ 111,547	$ 23,313	$ 87,152	$ 1,082
Balances (in shares) at Sep. 27, 2014	5,866,161	5,866,161